Basic and Diluted Earnings Per Common Share (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Earnings Per Share, Basic and Diluted, by Common Class
Net earnings from continuing operations attributable to Martin Marietta Materials, Inc.	$ 122,086	$ 85,646	$ 78,392
Less: Distributed and undistributed earnings attributable to unvested awards	513	500	657
Basic and diluted net earnings attributable to common shareholders from continuing operations attributable to Martin Marietta Materials, Inc.	121,573	85,146	77,735
Basic and diluted net (loss) earnings attributable to common shareholders from discontinued operations	(749)	(1,172)	3,987
Basic and diluted net earnings attributable to common shareholders attributable to Martin Marietta Materials, Inc.	$ 120,824	$ 83,974	$ 81,722
Basic weighted-average common shares outstanding	46,164	45,828	45,652
Effect of dilutive employee and director awards	121	142	141
Diluted weighted-average common shares outstanding	46,285	45,970	45,793